Financial Instruments and Risk Management - Non Derivative Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fixed term debt
Non Derivative Financial Instruments
Long-term debt, net of deferred financing costs	$ 10,000	$ 10,300
Fair value of long-term debt	$ 9,800	10,100
East Tank Farm Development
Non Derivative Financial Instruments
Percentage of partnership ownership interest	49.00%
Carrying value of partnership liability	$ 382	$ 398